Note 20 - Income Taxes - Income Taxes Recognized in Profit or Loss (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Statement Line Items [Line Items]
Deferred tax (expense) benefit	$ (371)	$ 1,567
Total income tax (expense) benefit	$ (371)	$ 1,567